Other Assets (Other Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deposits	¥ 86,507	¥ 91,984
Deferred customer activation costs	110,967	95,171
Receivables held for sale (Non-current).	214,692	272,318
Allowance for doubtful accounts	(9,749)	(4,865)
Long-term prepaid expenses	10,713	11,547
Asset for employees' retirement benefits	9,166	4,898
Other	12,016	8,050
Total	¥ 434,312	¥ 479,103